SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of sales	R$ (45,672,376)	R$ (38,650,772)	R$ (30,505,478)
Selling, general and administrative expense		(6,058,250)	(5,301,321)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(38,177,609)	(30,133,769)
Selling, general and administrative expense		(6,531,413)	(5,673,030)
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(473,163)	(371,709)
Selling, general and administrative expense		R$ 473,163	R$ 371,709